Income taxes - Summary of key factors affecting income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings from continuing operations before income tax	$ 151,066	$ 206,328
Canadian statutory tax rate	2700.00%	2700.00%
Tax expense on net earnings at Canadian statutory tax rate	$ 40,788	$ 55,709
Items that cause an increase (decrease) in income tax expense:
Foreign income subject to different income tax rates than Canada	(13,618)	(21,893)
Reduction in Greek income tax rate	(11,434)	0
Increase in Turkish income tax rate	6,150	0
Turkish investment tax credits	(47,394)	(21,669)
Québec mineral tax	12,089	12,389
Non-tax effected operating losses	9,734	26,040
Non-deductible expenses and other items	33,413	7,400
Flow-through share renouncement	6,397	0
Impairment and write-down of Stratoni assets	13,359	0
Turkish inflation adjustment exemption benefit	(10,761)	0
Foreign exchange related to the weakening of the Turkish Lira	77,254	18,295
Foreign exchange and other translation adjustments	16,292	(1,426)
Future and current withholding tax on foreign income dividends	7,655	8,705
Other	46	(1,189)
Income tax expense	$ 139,970	$ 82,361